CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Related party revenue	¥ 49,358	¥ 36,366	¥ 0
Related party cost of revenue	576,081	755,445	677,831
Other comprehensive income/(loss), tax	¥ 0	¥ 0	¥ 0